Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Super tax deduction, Percentage	110.00%
Parent [member]
Statements [Line Items]
Applicable IRAP rate	5.57%	5.57%	5.57%
Other [Member]
Statements [Line Items]
Applicable IRAP rate	3.90%	3.90%	3.90%